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Fortis Tax-Free Portfolios
Semiannual Report

March 31, 1999




FORTIS FINANCIAL GROUP

                                   [GRAPHIC]

FORTIS TAX-FREE PORTFOLIOS, INC. SEMIANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULES OF INVESTMENTS
   NATIONAL PORTFOLIO                                          4
   MINNESOTA PORTFOLIO                                         7

STATEMENTS OF ASSETS AND LIABILITIES                           9

STATEMENTS OF OPERATIONS                                      10

STATEMENTS OF CHANGES IN NET ASSETS
   NATIONAL PORTFOLIO                                         11
   MINNESOTA PORTFOLIO                                        12

NOTES TO FINANCIAL STATEMENTS                                 13

BOARD OF DIRECTORS AND OFFICERS                               19

OTHER PRODUCTS AND SERVICES                                   20

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th
 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund, and financial markets.

The charts following the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1999

                                                 CLASS A      CLASS B      CLASS C      CLASS E      CLASS H
                                                ---------    ---------    ---------    ---------    ---------
FORTIS TAX-FREE NATIONAL
NET ASSET VALUE PER SHARE:
  Beginning of period........................   $  11.37     $  11.36     $  11.34     $  11.38     $  11.35
  End of period..............................   $  11.04     $  11.03     $  11.02     $  11.06     $  11.03

DISTRIBUTIONS PER SHARE
  From net investment income.................   $   .234     $   .192     $   .192     $   .246     $   .192
  From net realized gains on investments.....   $   .120     $   .120     $   .120     $   .120     $   .120

FORTIS TAX-FREE MINNESOTA
NET ASSET VALUE PER SHARE:
  Beginning of period........................   $  10.74     $  10.73     $  10.73     $  10.77     $  10.76
  End of period..............................   $  10.38     $  10.37     $  10.40     $  10.41     $  10.40
DISTRIBUTIONS PER SHARE
  From net investment income.................   $   .238     $   .196     $   .196     $   .250     $   .196
  From net realized gains on investments.....   $   .171     $   .171     $   .171     $   .171     $   .171

                                     [Photo]
Investing in municipal bonds for
tax-free income.

DEAR FORTIS SHAREHOLDER,

The bond market digested a wide variety of economic information during the six months ended March 31, 1999. The economy showed unexpected strength, combined with low inflation. Real Gross Domestic Product (GDP) grew at a 6.1% rate during the fourth quarter of 1998, and economic growth for the three months ended March 31, 1999, is expected to be about 4%. Economic growth was supported by strong non-farm payroll growth, as the unemployment rate fell to 4.2% in March, 1999, from 4.6% in September, 1998. Inflation continued to be low, with the year-over-year core Consumer Price Index (the core CPI excludes food and energy) up only 2.1% and the year-over-year core Producer Price Index up 1.7% through February, 1999. In response to continuing concern about Asian economic turmoil and the uncertain financial markets, the Federal Reserve reduced its Federal Funds target rate to 5%, from 5.25%, on October 15, and again, to 4.75% on November 17, 1998.

Municipal bond yields, as reflected by the Bond Buyer Revenue Bond Index, traded within a 25 basis point range over the six-month period. The yield of the Index began October, 1998, at 5.09%, which turned out to be the lowest level for the Index during the entire period through March 31, 1999. Concerns about strong GDP growth in the U.S. pushed the Index to 5.29% in late October. Interest rates declined in November as concerns about foreign economies and extreme illiquidity in some markets caused an increase in demand for the relative security and liquidity of U.S. Treasuries, and to a much lesser extent, municipal securities. The Index fell during this period, reaching 5.18% in early December. After the Federal Reserve reduced interest rates in November, the financial markets recovered some of their liquidity, and rates moved higher, with the Index reaching 5.34% on March 4, 1999. The Index closed March, 1999, at 5.29%.

During the fourth quarter of 1998, and during most of the first quarter of 1999, in order to benefit from expected price appreciation due to declining interest rates, the duration of the funds was maintained at levels longer than their respective benchmarks, and for the same reason, there was continuing emphasis on reducing the call risk of the portfolios. Duration is a measure of a bond portfolio's sensitivity to changes in interest rates; therefore a "long duration" portfolio assumes interest rates will decline. This duration positioning hurt fund performance as rates rose during the first quarter of 1999. During this period, some lower yielding securities in both funds were sold, and replaced with securities with higher yields. Total returns for the six months ended March 31, 1999, were .41% for the National Portfolio Class E with no sales charge and .58% for the Minnesota Portfolio Class E with no sales charge. These levels compare with the 1.49% total return of the Lehman Municipal Index during the same period. The durations of the funds at the end of the reporting period were 6.5 years for the Minnesota portfolio, and 7.5 years for the National Portfolio.

Our current forecast calls for stable interest rates throughout 1999. We expect the economy to grow at a modestly slower pace (3%-3.5% real GDP growth) than in 1998, with foreign economic difficulties acting as a restraining influence. Inflation should continue to be held in check. In our view, narrow quality spreads do not justify any adjustment in the funds' current AA average quality. Call protection and coupon will continue to be important elements of bond structure as we look to enhance future portfolio performance.

Sincerely,

/s/ DEAN C. KOPPERUD                                 /s/ HOWARD G. HUDSON
Dean C. Kopperud                                     Howard G. Hudson
President                                            Vice President

COMPOSITION BY INDUSTRY
AS OF 03/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation              24.2%
Health Care / Services          19.6%
Utilities - Water and
Sewer                           16.2%
Transportation                  12.2%
Housing                          9.1%
Utilities - Electric             7.5%
Prerefunded with U.S.
Gov't                            5.2%
Higher Education                 3.9%
Public Facilities                1.2%
Miscellaneous                    0.9%

NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED APRIL 1, 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                         LEHMAN BROS.
                                                                                             NATIONAL
                                                                        MUNICIPAL BOND       PORTFOLIO
                                                                           INDEX***           CLASS E
89                                                                               10,000              9,550
90                                                                               11,055             10,309
91                                                                               12,075             11,129
92                                                                               13,281             12,286
93                                                                               14,944             13,846
94                                                                               15,291             14,204
95                                                                               16,432             15,113
96                                                                               17,765             16,153
97                                                                               18,714             16,891
98                                                                               20,712             18,608
99                                                                               21,921             19,495
NATIONAL PORTFOLIO CLASS E AVERAGE ANNUAL TOTAL RETURN
                                                                                 1 YEAR             5 YEAR    10 YEAR
CLASS E*                                                                         +0.06%             +5.56%     +6.90%
CLASS E**                                                                        +4.77%             +6.54%     +7.40%

                          Annual Period ended March 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 3/31/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  University of New Mexico (6.00%) 2021                    3.9%
 2.  New York Triborough Bridge & Tunnel Authority
     (5.50%) 2017                                             3.9%
 3.  Metropolitan Transportation Authority NY (5.75%)
     2013                                                     3.7%
 4.  Grapevine-Colleyville, TX Independent School
     District (5.75%) 2012                                    3.4%
 5.  Tucson, AZ Water (5.50%) 2014                            3.3%
 6.  New Castle County, DE General Obligation (5.125%)
     2013                                                     3.2%
 7.  Minnesota Agriculture & Economic Development
     (5.50%) 2017                                             2.9%
 8.  Detroit, MI Water System (6.50%) 2015                    2.9%
 9.  Fulton County, GA Water & Sewer (6.375%) 2014            2.9%
10.  Southern California Public Power (6.36%) 2013            2.8%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                         Since
                                            1 Year     Inception+
------------------------------------------------------------------
Class A shares#                               +4.46%       +8.19%
Class A shares##                              (0.24%)      +7.06%
Class B shares#                               +3.68%       +7.35%
Class B shares##                              +0.08%       +7.03%
Class C shares #                              +3.69%       +7.33%
Class C shares ##                             +2.69%       +7.33%
Class H shares #                              +3.68%       +7.35%
Class H shares ##                             +0.08%       +7.02%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on March 31, 1999.
  +  Since November 14, 1994 - Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 03/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation                 23.8%
Housing                            18.9%
Health Care / Services             16.9%
Higher Education                    7.9%
Miscellaneous                       6.7%
Cash Equivalents /
Receivables                         5.7%
Utilities - Electric                5.6%
Pollution Control                   5.1%
Prerefunded with U.S. Gov't         4.6%
Public Facilities                   2.7%
Ariport Revenues                    2.1%

MINNESOTA PORTFOLIO

VALUE OF $10,000 INVESTED APRIL 1, 1989

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                          LEHMAN BROS.
                                                                         MUNICIPAL BOND   MINNESOTA PORTFOLIO
                                                                            INDEX***            CLASS E
89                                                                                10,000                9,550
90                                                                                11,055               10,297
91                                                                                12,075               11,138
92                                                                                13,281               12,155
93                                                                                14,944               13,540
94                                                                                15,291               13,909
95                                                                                16,432               14,813
96                                                                                17,765               15,744
97                                                                                18,714               16,394
98                                                                                20,712               17,883
99                                                                                21,921               18,849
MINNESOTA PORTFOLIO CLASS E AVERAGE ANNUAL TOTAL RETURN
                                                                                  1 YEAR               5 YEAR    10 YEAR
CLASS E*                                                                          +0.66%               +5.29%     +6.54%
CLASS E**                                                                         +5.40%               +6.27%     +7.04%

                          Annual Period ended March 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 3/31/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Minnesota Agriculture & Economic Development
     (5.50%) 2017                                             6.6%
 2.  University of MN (Regents of) (5.50%) 2018               4.5%
 3.  Centennial Independent School District #12
     (5.625%) 2016                                            4.5%
 4.  Minnesota State Various Purpose (4.75%) 2002             4.4%
 5.  Rochester (City of), MN Health Care Facility
     (5.90%) 2010                                             3.6%
 6.  Brainerd (City of), MN (6.65%) 2017                      3.4%
 7.  Minneapolis (City of), MN (4.10%) Zero Coupon
     General Obligation 2005                                  3.1%
 8.  St. Louis Park (City of), MN Hospital Facility
     (7.25%) 2015                                             2.9%
 9.  Puerto Rico Public Financial Corp. (5.375%) 2019         2.5%
10.  Buffalo (City of), MN Independent School District
     #877 (4.25%) 2006                                        2.5%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                         Since
                                            1 Year     Inception+
------------------------------------------------------------------
Class A shares#                               +5.18%       +7.52%
Class A shares##                              +0.44%       +6.40%
Class B shares#                               +4.35%       +6.66%
Class B shares##                              +0.75%       +6.33%
Class C shares #                              +4.35%       +6.71%
Class C shares ##                             +3.35%       +6.71%
Class H shares #                              +4.34%       +6.72%
Class H shares ##                             +0.74%       +6.39%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, 3.00% if redeemed in year three or four, 2.00% if redeemed in year five and 1.00% if redeemed in year six (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on March 31, 1999
  +  Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS TAX-FREE PORTFOLIOS
NATIONAL PORTFOLIO
Schedule of Investments
March 31, 1999 (Unaudited)

MUNICIPAL BONDS-101.10%

--------------------------------------------------------------------------------
                                                                   Standard
    Principal                                                      & Poor's                         Market
      Amount                                                        Rating         Cost (a)       Value (b)
   ------------                                                  -------------   ------------    ------------
                  ARIZONA-4.76%
   $ 1,000,000    Phoenix, AZ, 5.00% General Obligation Bond
                    7-1-2008...................................          AA+     $ 1,068,666     $ 1,051,870
     2,225,000    Tucson, AZ, 5.50% Water Rev Refunding Bond
                    7-1-2014...................................           A+       2,188,761       2,379,170
                                                                                 ------------    ------------
                                                                                   3,257,427       3,431,040
                                                                                 ------------    ------------
                  CALIFORNIA-6.10%
     2,385,000    Redwood City California Elem School Dist,
                    5.50% Zero Coupon General Obligation FGIC
                    Insured 8-1-2018 (d).......................          AAA         835,267         900,838
     4,000,000    Southern California Public Power, 6.36% Zero
                    Coupon Bond 7-1-2013 (d)...................            A       1,639,020       2,026,280
     2,750,000    Sulphur Springs (City of), CA, 7.00% Zero
                    Coupon General Obligation Ser A MBIA
                    Insured 9-1-2012 (d).......................          AAA       1,092,511       1,468,692
                                                                                 ------------    ------------
                                                                                   3,566,798       4,395,810
                                                                                 ------------    ------------
                  COLORADO-2.22%
     1,500,000    Denver, CO, 5.25% City and County General
                    Obligation Bond 8-1-2006...................           AA       1,618,144       1,599,225
                                                                                 ------------    ------------
                  CONNECTICUT-2.38%
     1,500,000    Connecticut State, 6.125% Special Tax
                    Obligation Rev Transportation
                    Infrastructure Ser B 9-1-2012..............          AA-       1,572,063       1,714,095
                                                                                 ------------    ------------
                  DELAWARE-3.20%
     2,220,000    New Castle County, DE, 5.125% General
                    Obligation Bond 10-1-2013..................           AA       2,313,028       2,305,093
                                                                                 ------------    ------------
                  DISTRICT OF COLUMBIA-1.85%
     1,250,000    District of Columbia, 7.50% General
                    Obligation Ser 1990B FSA Insured 6-1-2010
                    (Prerefunded 6-1-2000 @ 102)...............          AAA       1,235,937       1,333,675
                                                                                 ------------    ------------
                  FLORIDA-0.77%
       500,000    Florida (State of), 7.50% Mid-Bay Bridge Auth
                    Ser 1991A 10-1-2017(Subject to Crossover
                    Refunding 10-1-2001 @ 103).................           NR         477,257         556,740
                                                                                 ------------    ------------
                  GEORGIA-6.71%
     1,375,000    Brunswick, GA, Water & Sewer, 6.10% Rev Ref &
                    Improvement Bond MBIA Insured 10-1-2019....          AAA       1,463,514       1,577,207
     1,765,000    Fulton County, GA, Water & Sewer, 6.375% Ref
                    Bond FGIC Insured 1-1-2014 (Escrowed to
                    Maturity)..................................          AAA       1,752,866       2,055,431
        35,000    Fulton County, GA, Water & Sewer, 6.375% Ref
                    Bond FGIC Insured 1-1-2014 (Unrefunded)....          AAA          34,740          40,538
     1,000,000    Georgia Municipal Electric, 6.50% Auth Power
                    Rev Ser Y 1-1-2017.........................            A         993,674       1,162,370
                                                                                 ------------    ------------
                                                                                   4,244,794       4,835,546
                                                                                 ------------    ------------
                  ILLINOIS-4.91%
       500,000    Channahon Park, IL District, 7.50% General
                    Obligation 1-1-2011 (Prerefunded 7-1-2001 @
                    100).......................................           NR         499,375         542,195
       750,000    Chicago Gas Supply, 7.50% Rev for Peoples Gas
                    Ser B 3-1-2015.............................          AA-         758,178         788,107
     1,000,000    Illinois Dev Fin Auth, 7.375% Power Co Proj
                    Ser 1991A 7-1-2021.........................          BBB         993,339       1,156,490
     1,000,000    Illinois Housing Dev Auth, 7.55% Multi-family
                    Housing Ser 1990A 7-1-2014.................           A+         987,575       1,051,220
                                                                                 ------------    ------------
                                                                                   3,238,467       3,538,012
                                                                                 ------------    ------------
                  INDIANA-2.23%
       265,000    Indiana Bond Bank, 8.50% Special Loan Program
                    Ser B 2-1-2018.............................           A+         267,531         271,606
     1,250,000    Indianapolis (City of), IN, Local Public
                    Improvement Bond Bank, 7.40% Ser 1990A
                    1-1-2020 (Prerefunded 7-1-2000 @102).......         Aaa*       1,247,543       1,335,837
                                                                                 ------------    ------------
                                                                                   1,515,074       1,607,443
                                                                                 ------------    ------------
                  KENTUCKY-3.11%
     1,000,000    Christian County, KY, 6.00% Hospital Rev Ref
                    Bond Jennie Stuart Medical Center
                    7-1-2013...................................           A-         995,263       1,079,800
     1,000,000    Louisville & Jefferson County, KY, 6.75%
                    Metro Sewer Dist Rev Bond Ser A AMBAC
                    Insured 5-15-2019 (Prerefunded 11-15-2004
                    @102)......................................          AAA         996,495       1,158,130
                                                                                 ------------    ------------
                                                                                   1,991,758       2,237,930
                                                                                 ------------    ------------
                  MASSACHUSETTS-0.75%
       500,000    Boston, MA, 7.625% City Hospital Rev Bond Ser
                    A 2 -15-2021 (Prerefunded 8-15-2000
                    @102)......................................         Aaa*         496,778         537,055
                                                                                 ------------    ------------
                  MICHIGAN-7.37%
     1,360,000    Michigan State Hospital, 5.50% Fin Auth Mercy
                    Health System Ser S 8-15-2020..............          AA-       1,281,687       1,387,921
     1,600,000    Royal Oak, MI, Hospital Fin Auth, 6.25%
                    Hospital Rev Bond 1-1-2012.................           AA       1,822,447       1,839,024

--------------------------------------------------------------------------------

                                                                   Standard
    Principal                                                      & Poor's                         Market
      Amount                                                        Rating         Cost (a)       Value (b)
   ------------                                                  -------------   ------------    ------------
   $ 1,750,000    Detroit, MI, Water System, 6.50% Rev Bond
                    FGIC Insured 7-1-2015......................          AAA     $ 1,864,151     $ 2,078,492
                                                                                 ------------    ------------
                                                                                   4,968,285       5,305,437
                                                                                 ------------    ------------
                  MINNESOTA-9.45%
       500,000    Duluth (City of), MN, 5.875% Economic Dev
                    Auth Health Care Fac Rev Bond Ser A
                    12-1-2028..................................           NR         500,000         496,480
     1,140,000    Fergus Falls (City of), MN, 6.50% Health Care
                    Fac Rev (Lake Regional Hospital) Ser A
                    9-1-2018...................................         BBB+       1,133,608       1,210,817
       670,000    Minneapolis (City of), MN, 7.00% Health Care
                    Fac Rev (St. Olaf Residence) Ser 1993
                    10-1-2012..................................           NR         670,000         717,945
       500,000    Minneapolis (City of), MN, 5.875% Walker
                    Methodist Sr Services Rev Bond Ser C
                    11-15-2018.................................           NR         492,558         500,170
     2,000,000    Minnesota Agriculture and Economic
                    Development, 5.50% Healthcare System Rev
                    Fairview Hospital and Healthcare Services
                    Ser 1997A MBIA Insured 11-15-2017..........          AAA       1,957,919       2,094,960
     1,000,000    Southern MN Municipal Power Agency, 5.00% Rev
                    Bond Ser A AMBAC Insured 1-1-2009..........          AAA       1,056,841       1,046,280
       690,000    St. Anthony (City of), MN, 6.75% Housing Dev
                    Rev Ref Bond 7-1-2007......................           AA         690,000         742,240
                                                                                 ------------    ------------
                                                                                   6,500,926       6,808,892
                                                                                 ------------    ------------
                  MISSOURI-1.92%
     1,250,000    Missouri State Health & Educ, 7.70% Still
                    Regional Med Ctr 2-1-2013..................          BBB       1,280,675       1,386,338
                                                                                 ------------    ------------
                  NEVADA-1.40%
       980,000    Washoe County, NV, 7.60% Washoe Med Ctr Rev
                    Bond Ser A 6-1-2019 (Prerefunded 6-1-1999
                    @102)......................................           NR         951,884       1,006,440
                                                                                 ------------    ------------
                  NEW JERSEY-1.46%
     1,000,000    New Jersey State Transportation, 5.00%
                    Transit Rev Bond Ser A 6-15-2007...........          AA-       1,051,419       1,052,850
                                                                                 ------------    ------------
                  NEW MEXICO-3.91%
     2,500,000    University of New Mexico, 6.00% Rev Ref Ser A
                    6-1-2021(e)................................           AA       2,574,710       2,813,325
                                                                                 ------------    ------------
                  NEW YORK-12.29%
     2,465,000    Metropolitan Transportation Authority, NY,
                    Commuter Facilities, 5.75% Ser O
                    7-1-2013...................................         BBB+       2,395,481       2,681,057
     1,000,000    New York City, NY, 8.25% General Obligation
                    Ser B 6-1-2005.............................           A-         992,015       1,211,700
     1,000,000    New York State Dorm Auth, 6.00% Rev Cons City
                    Univ System 2nd Gen 7-1-2020...............         BBB+       1,018,042       1,120,040
     1,000,000    New York State, 7.75% UDC Correctional Fac
                    Ser 1 1-1-2014 (Prerefunded 1-1-2000
                    @102)......................................         Aaa*         966,327       1,053,600
     2,600,000    New York Triborough Bridge and Tunnel Auth,
                    5.50% General Purpose Ser Y 1-1-2017.......           A+       2,500,663       2,783,326
                                                                                 ------------    ------------
                                                                                   7,872,528       8,849,723
                                                                                 ------------    ------------
                  NORTH DAKOTA-1.63%
     1,100,000    Ward County, ND, 7.50% Health Care Fac Ser
                    1991B 7-1-2011.............................         BBB+       1,116,262       1,175,207
                                                                                 ------------    ------------
                  OHIO-2.83%
       750,000    Cleveland (City of), OH, Parking Fac, 8.10%
                    Improvement Proj Rev Bond 9-15-2022
                    (Prerefunded 9-15-2002 @ 102)..............           NR         756,903         864,788
     1,100,000    Cleveland, OH, 5.50% Water Works Rev Ref Bond
                    Ser G First Mortgage MBIA Insured
                    1-1-2021...................................          AAA       1,091,632       1,175,361
                                                                                 ------------    ------------
                                                                                   1,848,535       2,040,149
                                                                                 ------------    ------------
                  PENNSYLVANIA-8.82%
     1,000,000    Allegheny County, PA, 5.25% Hospital Dev Auth
                    Rev Bond Ser B AMBAC Insured
                    12-15-2011(f)..............................          AAA       1,042,830       1,042,830
     1,290,000    Allegheny County, PA, 5.70% Hospital Dev Auth
                    Rev 10-1-2001..............................          AAA       1,344,790       1,350,604
       750,000    Clarion County, PA, 8.50% Clarion Hospital
                    Proj Rev Bond 7-1-2021 (Prerefunded
                    7-1-2001 @102).............................           NR         735,317         839,648
       500,000    LeHigh County, PA, 5.70% General Purpose Auth
                    Rev Bond, Kidspeace Obligation Group
                    11-1-2009..................................           NR         500,464         493,920
     1,500,000    Pennsylvania Intergovernmental Coop, 5.25%
                    Auth Special Tax Rev Philadelphia Funding
                    Program 6-15-2010(f).......................          AAA       1,580,850       1,581,090
     1,000,000    Philadelphia, PA, 5.25% School District
                    General Obligation Bond Ser A 4-1-2011.....          AAA       1,059,800       1,045,920
                                                                                 ------------    ------------
                                                                                   6,264,051       6,354,012
                                                                                 ------------    ------------
                  PUERTO RICO-2.00%
     1,250,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                    Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A       1,334,015       1,438,213
                                                                                 ------------    ------------
                  TENNESSEE-3.10%
     1,000,000    Metro Gov't of Nashville & Davidson County,
                    TN, 6.50% Water & Sewer Ref Bond FGIC
                    Insured 1-1-2010...........................          AAA       1,080,317       1,169,830
     1,000,000    Tennessee State, 5.50% General Obligation Ser
                    B 5-1-2003.................................          AAA       1,051,696       1,066,820
                                                                                 ------------    ------------
                                                                                   2,132,013       2,236,650
                                                                                 ------------    ------------
                  TEXAS-3.36%
     2,250,000    Grapevine-Colleyville, TX, 5.75% Independent
                    School District PSF Rev Ref Bond
                    8-15-2012..................................          AAA       2,281,354       2,418,368
                                                                                 ------------    ------------

FORTIS TAX-FREE PORTFOLIOS
NATIONAL PORTFOLIO (CONTINUED)
Schedule of Investments
March 31, 1999 (Unaudited)

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                   Standard
    Principal                                                      & Poor's                         Market
      Amount                                                        Rating         Cost (a)       Value (b)
   ------------                                                  -------------   ------------    ------------
                  VIRGINIA-1.46%
   $ 1,000,000    Norfolk (City of), VA, 5.00% General
                    Obligation 7-1-2004........................          AAA     $ 1,033,538     $ 1,051,710
                                                                                 ------------    ------------
                  WISCONSIN-1.11%
       750,000    Wisconsin Health & Educ Fac Auth, 8.50% Rev
                    Bond Ser 1990 (Franciscan Health Sys)
                    3-1-2020 (Prerefunded 3-1-2000 @102).......         Aaa*         750,000         800,273
                                                                                 ------------    ------------
                  TOTAL MUNICIPAL BONDS........................                  $67,487,720     $72,829,251
                                                                                 ------------    ------------
                                                                                 ------------    ------------

SHORT-TERM INVESTMENTS-1.43%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (b)
   -----------                                                   ------------
                 OPEN-ENDED BOND FUNDS-1.43%
   $1,025,726    First American Tax-Free Obligations Fund,
                   Current rate -- 2.64%......................   $ 1,025,726
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $68,513,446) (a)...........................   $73,854,977
                                                                 ------------
                                                                 ------------

 (a) At March 31, 1999, the cost of securities for federal income tax purposes was $68,513,446 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 5,419,687
          Unrealized depreciation...........................      (78,156)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 5,341,531
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (e) Security pledged as initial margin deposit for open financial futures position detailed below.

                                                                                     Unrealized
                                                        Market Value               Appreciation/
                                           Number of      Covered                  (Depreciation)
Issuer                                    Contract(s)  by Contract(s)  Expiration    at 3/31/99
----------------------------------------  -----------  --------------  ----------  --------------
US Treasury Bond Futures                      11       $ 1,326,188      June 99        $8,164

 (f) The cost of securities purchased on a when-issued basis at March 31, 1999, is $2,623,680.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS INC.
MINNESOTA PORTFOLIO
Schedule of Investments
March 31, 1999 (Unaudited)

MUNICIPAL BONDS-94.34%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 AIRPORT REVENUES-2.12%
   $1,000,000    Minneapolis-St. Paul (City of), MN, 5.00%
                   Metropolitan Airports Commission Rev Ser
                   1998A AMBAC Insured 1-1-2019...............          AAA     $   980,304     $ 1,000,750
                                                                                ------------    ------------
                 GENERAL OBLIGATIONS-23.83%
    1,150,000    Buffalo (City of), MN, Independent School
                   District #877, 4.25% General Obligation Ref
                   Bond 2-1-2006..............................         Aa1*       1,164,223       1,162,190
    2,000,000    Centennial Independent School District #12,
                   5.625% Ser A 2-1-2016......................         Aa1*       1,971,824       2,124,920
    1,000,000    Chaska (City of), MN, Independent School
                   District #112, 5.00% General Obligation Ser
                   A 2-1-2014.................................         Aa1*       1,000,000       1,012,460
    1,240,000    Farmington (City of), MN, Independent School
                   District #192, 5.04% Zero Coupon Ser B FSA
                   Insured 2-1-2012 (d).......................         Aaa*         654,382         671,237
    1,685,000    Lakeville (City of), MN, Independent School
                   District #194, 5.10% Zero Coupon General
                   Obligation Cap Apprec Ser B FSA Insured
                   2-1-2010 (d)...............................         Aaa*         976,400       1,024,076
    1,915,000    Minneapolis (City of), MN, 4.09% Zero Coupon
                   General Obligation Ser B 12-1-2005 (d).....          AAA       1,462,318       1,458,177
    2,000,000    Minnesota State Various Purpose, 4.75%
                   General Obligation 6-1-2002................          AAA       2,066,365       2,066,340
      750,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                   Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A         800,409         862,927
    1,950,000    Rosemount (City of), MN, Independent School
                   District #196, 5.70% Zero Coupon General
                   Obligation MBIA Insured 4-1-2015 (d).......          AA+         793,374         886,236
                                                                                ------------    ------------
                                                                                 10,889,295      11,268,563
                                                                                ------------    ------------
                 HEALTH CARE/SERVICES-16.89%
    1,000,000    Duluth (City of), MN, 8.375% EDA Health Care
                   Fac Rev St. Mary's Med Ctr Ser 1990
                   2-15-2020 (Prerefunded 2-15-2000 @ 102)....          AAA       1,014,589       1,063,840
    3,000,000    Minnesota Agriculture and Economic
                   Development, 5.50% Healthcare System Rev
                   Fairview Hospital and Healthcare Services
                   Ser 1997A MBIA Insured 11-15-2017..........          AAA       2,951,777       3,142,440
    1,000,000    Rochester (City of), MN, 5.90% Health Care
                   Fac Rev Bond Mayo Med Ctr Ser I
                   11-15-2009.................................          AA+       1,111,781       1,129,760
    1,500,000    Rochester (City of), MN, 5.90% Health Care
                   Fac Rev Bond Mayo Med Ctr Ser I
                   11-15-2010.................................          AA+       1,570,671       1,686,915
    1,000,000    St Paul (City of), MN, 5.25% Health Care Rev
                   5-15-2018..................................         BBB+         976,160         960,300
                                                                                ------------    ------------
                                                                                  7,624,978       7,983,255
                                                                                ------------    ------------
                 HIGHER EDUCATION (UNIV, DORMS, ETC.)-7.93%
      460,000    Minnesota Higher Education, 7.625% Mortgage
                   Rev for St. Mary's College Ser 3F 10-1-2016
                   (Prerefunded 10-1-2001 @ 100)..............         BBB-         457,700         502,624
    2,000,000    University of MN (Regents of), 5.50% General
                   Obligation Ser A 7-1-2021..................           AA       2,021,722       2,144,380
    1,000,000    University of MN (Regents of), 5.75% General
                   Obligation Ser 1996A 7-1-2018..............           AA       1,011,599       1,103,750
                                                                                ------------    ------------
                                                                                  3,491,021       3,750,754
                                                                                ------------    ------------
                 HOUSING-18.84%
    1,500,000    Brainerd (City of), MN, 6.65% Rev Ref Bond
                   Evangelical Lutheran-Good Samaritan Proj
                   Ser 1992B FSA Insured 3-1-2017.............          AAA       1,512,271       1,630,725
       95,000    Dakota County, MN, 8.10% HRA Single Family
                   Rev GNMA Backed 3-1-2016...................          AA+          97,086          96,974
      500,000    Duluth (City of), MN, 5.625% EDA Health Care
                   Fac Rev Board of Social Ministries
                   Properties Proj Ser 1998A 12-1-2018........           NR         500,000         491,205
      300,000    Eden Prairie (City of), MN, 7.40% Multifamily
                   Housing Ser 1990 FHA Insured 8-1-2025......          AAA         299,956         313,098
      845,000    Eden Prairie (City of), MN, 8.00% Multifamily
                   Housing Ser A FHA Insured 7-1-2026.........          AAA         845,000         896,215
      500,000    Edina (City of), MN, 7.50% Housing Dev Ref
                   Rev Edina Park Plaza Ser A FHA Insured
                   12-1-2009..................................          Aa*         499,625         515,620
      500,000    Edina (City of), MN, 7.70% Housing Dev Ref
                   Rev Edina Park Plaza Ser A FHA Insured
                   12-1-2028..................................          Aa*         500,000         515,855
      525,000    Mankato (City of), MN, 8.25% Nursing Home Rev
                   Bond Board of Social Ministry Mankato
                   Lutheran Ser 1991A 10-1-2021 (Prerefunded
                   10-1-2001 @ 102)...........................           NR         520,000         590,410
      500,000    Minneapolis (City of), MN, 5.875% Walker
                   Methodist Sr Services Rev Bond Ser C
                   11-15-2018.................................           NR         492,558         500,170
      945,000    Minneapolis (City of), MN, 7.10% HRA Mortgage
                   Rev Bond Riverplace Proj Ser A LOC Bank of
                   Tokyo 1-1-2020.............................          A2*         955,548         954,025
      485,000    Minneapolis (City of), MN, 8.25% Health Care
                   Fac Rev Bond Jones-Harrison Residence Ser
                   1991 9-1-2011..............................           NR         479,122         499,341
      350,000    Minneapolis (City of), MN, 8.25% Rev Bond
                   Trinity Housing Proj Ser 1991 2-1-2018.....           NR         350,000         363,093
      440,000    Northfield (City of), MN, 7.00% Health Care
                   Fac Northfield Retirement Ctr 5-1-2015
                   (Prerefunded 5-1-2001 @ 102)...............           NR         436,745         476,806
      500,000    Red Wing (City of), MN, 6.50% Elderly Housing
                   Fac Ref Rev River Region Obligated Group
                   Ser 1993C 9-1-2022.........................         BBB+         497,424         532,485
      500,000    Spring Park (City of), MN, 8.25% Health Care
                   Fac Rev Bond Twin Birch Health Care Ctr
                   8-1-2011...................................           NR         500,000         532,015
                                                                                ------------    ------------
                                                                                  8,485,335       8,908,037
                                                                                ------------    ------------

FORTIS TAX-FREE PORTFOLIOS INC.
MINNESOTA PORTFOLIO (CONTINUED)
Schedule of Investments
March 31, 1999 (Unaudited)

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 MISCELLANEOUS-6.67%
   $  450,000    Dakota County, MN, 7.50% HRA Limited Annual
                   Appropriation Tax & Rev Supported Bond Ser
                   1991 1-1-2006..............................         BBB+     $   450,000     $   470,489
      400,000    Dawson (City of), MN, 7.30% IDR Ref Bond
                   Associated Milk Producers 9-1-2000.........           NR         396,426         410,260
    1,000,000    Minneapolis (City of), MN, 7.375% CDA Limited
                   Tax Supported Dev Rev Common Bond Fund Ser
                   1995-G3 12-1-2012..........................           A-       1,000,000       1,104,490
    1,100,000    Puerto Rico, 5.375% Public Financial Corp.
                   Rev Bond Ser A AMBAC Insured 6-1-2019......          AAA       1,177,383       1,169,300
                                                                                ------------    ------------
                                                                                  3,023,809       3,154,539
                                                                                ------------    ------------
                 POLLUTION CONTROL-5.06%
      650,000    East Grand Forks (City of), MN, 7.75%
                   Pollution Control Rev (American Crystal
                   Sugar) Ser 1991A 4-1-2018..................         BBB+         650,440         698,952
    1,000,000    Minnesota Public Fac Auth, 5.00% Water
                   Pollution Rev Bond Ser B 3-1-2002..........          AAA       1,023,708       1,036,800
    1,000,000    Minnesota Public Fac Auth, 6.86% Zero Coupon
                   Water Pollution Rev Bond Ser 1992A 3-1-2007
                   (Prerefunded 3-1-2002 @ 73.543) (d)........          AAA         604,248         656,990
                                                                                ------------    ------------
                                                                                  2,278,396       2,392,742
                                                                                ------------    ------------
                 PREREFUNDED WITH U.S. GOVERNMENT
                 SECURITIES-4.63%
    1,275,000    St. Louis Park (City of), MN, 7.25% Hospital
                   Fac Rev Methodist Ser 1990C AMBAC Insured
                   7-1-2015 (Prerefunded 7-1-2000 @ 102)......          AAA       1,262,826       1,360,234
      765,000    St. Louis Park (City of), MN, 8.50% Health
                   Care Fac Park Nicollet Med Ctr Ser A
                   1-1-2011 (Prerefunded 1-1-2001 @ 100)......         Aaa*         767,143         828,158
                                                                                ------------    ------------
                                                                                  2,029,969       2,188,392
                                                                                ------------    ------------
                 PUBLIC FACILITIES-2.74%
      400,000    Duluth (City of), MN, 6.75% Gross Rev
                   Recreation Fac Bond Spirit Mountain Ser
                   1992 2-1-2007..............................           NR         400,000         409,448
      325,000    Moorhead (City of), MN, 7.75% Golf Course Rev
                   Bond Ser 1992A 12-1-2015...................           NR         325,000         357,958
      500,000    St. Paul (City of), MN, 6.45% HRA Parking Rev
                   Bond Ser 1992A 8-1-2007 (Prerefunded
                   8-1-2000 @ 102)............................           A-         500,000         529,565
                                                                                ------------    ------------
                                                                                  1,225,000       1,296,971
                                                                                ------------    ------------
                 UTILITIES-ELECTRIC-5.63%
    1,295,000    Northern MN Municipal Power Agency, 6.94%
                   Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                   Primary Insured 1-1-2011 (d)...............          AAA         580,896         745,959
    2,440,000    Southern MN Municipal Power Agency, 5.15%
                   Zero Coupon Cap Apprec Ser A MBIA Insured
                   1-1-2020 (d)                                         AAA         849,716         851,218
    1,000,000    Western MN Municipal Power Agency, 5.50% Ref
                   Ser A AMBAC Insured 1-1-2013...............          AAA         992,297       1,062,670
                                                                                ------------    ------------
                                                                                  2,422,909       2,659,847
                                                                                ------------    ------------
                 TOTAL MUNICIPAL BONDS........................                  $42,451,016     $44,603,850
                                                                                ------------    ------------
                                                                                ------------    ------------

SHORT-TERM INVESTMENTS-4.63%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (b)
   -----------                                                   ------------
                 OPEN-ENDED BOND FUNDS-4.63%
   $2,187,843    Federated Minnesota Municipal Cash Trust,
                   Current rate -- 2.88%......................   $ 2,187,843
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $44,638,859)(A)............................   $46,791,693
                                                                 ------------
                                                                 ------------

 (a) At March 31, 1999, the cost of securities for federal income tax purposes was $44,639,378 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 2,198,235
          Unrealized depreciation...........................      (45,920)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 2,152,315
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Assets and Liabilities

(Unaudited)

March 31, 1999

--------------------------------------------------------------------------------
                                                                                    NATIONAL        MINNESOTA
                                                                                    PORTFOLIO       PORTFOLIO
                                                                                  -------------   -------------
ASSETS:
  Investments in securities, as detailed in the accompanying schedules, at
    market (cost $68,513,446; $44,638,859; respectively) (Note 1)...............  $ 73,854,977    $ 46,791,693
  Receivables:
    Interest and dividends......................................................       948,087         598,502
    Subscriptions of capital stock..............................................            35              --
  Deferred registration costs (Note1)...........................................        23,995           1,361
  Prepaid expenses..............................................................         1,069             534
                                                                                  -------------   -------------
TOTAL ASSETS....................................................................    74,828,163      47,392,090
                                                                                  -------------   -------------
LIABILITIES:
  Cash portion of dividends payable.............................................        90,246          55,506
  Payable for investment securities purchased...................................     2,623,680              --
  Redemptions of capital stock..................................................            --           4,788
  Payable for investment advisory and management fees (Note 2)..................        47,036          28,902
  Payable for distribution fees (Note 2)........................................           635             218
  Accounts payable and accrued expenses.........................................        32,331          24,016
                                                                                  -------------   -------------
TOTAL LIABILITIES...............................................................     2,793,928         113,430
                                                                                  -------------   -------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01 per share-authorized
    100,000,000,000; 100,000,000,000 shares; respectively.......................    66,657,641      44,974,591
  Unrealized appreciation of investments........................................     5,349,695       2,152,834
  Undistributed (distributions in excess over) net investment income............         8,909         (16,313)
  Accumulated net realized gain from sale of investments........................        17,990         167,548
                                                                                  -------------   -------------
TOTAL NET ASSETS................................................................  $ 72,034,235    $ 47,278,660
                                                                                  -------------   -------------
                                                                                  -------------   -------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of $8,445,920 and $3,474,303; respectively
  and 765,000 and 334,691 shares outstanding; respectively).....................        $11.04          $10.38
                                                                                  -------------   -------------
Class B shares (based on net assets of $1,969,543 and $1,258,610; respectively
  and 178,555 and 121,345 shares outstanding; respectively).....................        $11.03          $10.37
                                                                                  -------------   -------------
Class C shares (based on net assets of $493,097 and $222,490; respectively and
  44,751 and 21,399 shares outstanding; respectively)...........................        $11.02          $10.40
                                                                                  -------------   -------------
Class E shares (based on net assets of $54,095,873 and $40,710,403; respectively
  and 4,891,898 and 3,910,947 shares outstanding; respectively).................        $11.06          $10.41
                                                                                  -------------   -------------
Class H shares (based on net assets of $7,029,802 and $1,612,854; respectively
  and 637,489 and 155,107 shares outstanding; respectively).....................        $11.03          $10.40
                                                                                  -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

For the Six-Month Period Ended March 31, 1999

(Unaudited)

--------------------------------------------------------------------------------
                                                                                    NATIONAL        MINNESOTA
                                                                                    PORTFOLIO       PORTFOLIO
                                                                                  -------------   -------------
NET INVESTMENT INCOME:
  Income:
    Interest income.............................................................  $  1,959,120    $  1,310,345
                                                                                  -------------   -------------
  Expenses:
    Investment advisory and management fees (Note 2)............................       278,215         170,900
    Distribution fees (Class A) (Note 2)........................................        10,526           4,099
    Distribution fees (Class B) (Note 2)........................................         8,318           6,378
    Distribution fees (Class C) (Note 2)........................................         2,333           1,087
    Distribution fees (Class H) (Note 2)........................................        32,939           7,584
    Registration fees (Note 1)..................................................        23,261           5,614
    Legal and auditing fees.....................................................         9,162           8,464
    Shareholders' notices and reports...........................................        14,099           8,629
    Custodian fees..............................................................            95           1,496
    Directors' fees and expenses................................................         5,286           3,490
    Other.......................................................................         8,893           5,586
                                                                                  -------------   -------------
  Total expenses................................................................       393,127         223,327
                                                                                  -------------   -------------
NET INVESTMENT INCOME...........................................................     1,565,993       1,087,018
                                                                                  -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: (NOTE 1)
  Net realized gain from security transactions..................................       108,712         184,007
  Net realized gain from interest rate futures..................................       (87,687)             --
                                                                                  -------------   -------------
  Net realized gain on investments..............................................        21,025         184,007
                                                                                  -------------   -------------
  Net change in unrealized depreciation of investments..........................    (1,364,118)     (1,032,339)
                                                                                  -------------   -------------
NET LOSS ON INVESTMENTS.........................................................    (1,343,093)       (848,332)
                                                                                  -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................  $    222,900    $    238,686
                                                                                  -------------   -------------
                                                                                  -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO

--------------------------------------------------------------------------------
                                                                                     FOR THE
                                                                                  PERIOD ENDED       FOR THE
                                                                                    MARCH 31,      YEAR ENDED
                                                                                      1999        SEPTEMBER 30,
                                                                                   (UNAUDITED)        1998
                                                                                  -------------   -------------
OPERATIONS:
  Net investment income.........................................................  $  1,565,993    $  3,297,595
  Net realized gain from security transactions..................................        21,025         841,665
  Net change in unrealized appreciation (depreciation) on investments in
    securities..................................................................    (1,364,118)      1,361,161
                                                                                  -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................       222,900       5,500,421
                                                                                  -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................................................      (176,417)       (338,406)
    Class B.....................................................................       (28,725)        (51,129)
    Class C.....................................................................        (8,023)        (19,545)
    Class E.....................................................................    (1,213,063)     (2,656,955)
    Class H.....................................................................      (113,090)       (201,242)
  From net realized gains on investments
    Class A.....................................................................       (90,276)        (23,860)
    Class B.....................................................................       (16,339)         (4,260)
    Class C.....................................................................        (4,978)         (1,845)
    Class E.....................................................................      (589,187)       (188,744)
    Class H.....................................................................       (71,581)        (15,907)
                                                                                  -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................    (2,311,679)     (3,501,893)
                                                                                  -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (66,433 and 168,869 shares).........................................       744,900       1,884,679
    Class B (68,451 and 27,291 shares)..........................................       763,277         303,559
    Class C (5,842 and 12,943 shares)...........................................        65,193         144,041
    Class E (41,236 and 182,874 shares).........................................       461,932       2,053,379
    Class H (115,469 and 145,610 shares)........................................     1,294,594       1,619,378
  Proceeds from shares issued as a result of reinvested dividends
    Class A (15,208 and 19,967 shares)..........................................       169,759         223,080
    Class B (3,359 and 3,514 shares)............................................        37,443          39,225
    Class C (1,015 and 1,696 shares)............................................        11,308          18,910
    Class E (106,407 and 163,960 shares)........................................     1,189,801       1,833,309
    Class H (10,620 and 11,998 shares)..........................................       118,364         133,931
  Less cost of repurchase of shares
    Class A (47,676 and 114,659 shares).........................................      (533,627)     (1,277,661)
    Class B (24,751 and 15,741 shares)..........................................      (276,979)       (175,491)
    Class C (5,567 and 24,064 shares)...........................................       (62,565)       (267,354)
    Class E (260,409 and 737,765 shares)........................................    (2,923,384)     (8,235,319)
    Class H (25,859 and 82,292 shares)..........................................      (288,979)       (915,367)
                                                                                  -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...................       771,037      (2,617,701)
                                                                                  -------------   -------------
TOTAL DECREASE IN NET ASSETS....................................................    (1,317,742)       (619,173)
NET ASSETS:
  Beginning of period...........................................................    73,351,977      73,971,150
                                                                                  -------------   -------------
  End of period ((includes undistributed (excess of distribution over) net
    investment income of $8,909 and $(17,766), respectively))...................  $ 72,034,235    $ 73,351,977
                                                                                  -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statement of Changes in Net Assets

MINNESOTA PORTFOLIO

--------------------------------------------------------------------------------
                                                                                     FOR THE
                                                                                  PERIOD ENDED       FOR THE
                                                                                    MARCH 31,      YEAR ENDED
                                                                                      1999        SEPTEMBER 30,
                                                                                   (UNAUDITED)        1998
                                                                                  -------------   -------------
OPERATIONS:
  Net investment income.........................................................  $  1,087,018    $  2,373,409
  Net realized gain from security transactions..................................       184,007         785,347
  Net change in unrealized appreciation (depreciation) of investments in
    securities..................................................................    (1,032,339)        701,009
                                                                                  -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................       238,686       3,859,765
                                                                                  -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................................................       (74,430)       (169,880)
    Class B.....................................................................       (23,766)        (46,230)
    Class C.....................................................................        (3,556)         (8,174)
    Class E.....................................................................      (974,691)     (2,084,604)
    Class H.....................................................................       (29,514)        (52,848)
  From realized gains on investments
    Class A.....................................................................       (52,042)         (5,160)
    Class B.....................................................................       (20,754)         (1,292)
    Class C.....................................................................        (3,755)           (238)
    Class E.....................................................................      (660,723)        (50,432)
    Class H.....................................................................       (26,232)         (1,461)
                                                                                  -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............................................    (1,869,463)     (2,420,319)
                                                                                  -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (68,313 and 138,615 shares).........................................       722,465       1,449,793
    Class B (7,331 and 16,125 shares)...........................................        77,264         169,764
    Class C (5,086 and 967 shares)..............................................        53,947          10,000
    Class E (46,890 and 111,624 shares).........................................       496,242       1,177,034
    Class H (18,800 and 20,470 shares)..........................................       200,330         218,276
  Proceeds from shares issued as a result of reinvested dividends
    Class A (9,112 and 9,988 shares)............................................        95,566         105,254
    Class B (2,850 and 2,500 shares)............................................        29,845          26,326
    Class C (540 and 526 shares)................................................         5,670           5,539
    Class E (109,214 and 141,459 shares)........................................     1,149,218       1,494,183
    Class H (3,753 and 3,448 shares)............................................        39,428          36,388
  Less cost of repurchase of shares
    Class A (37,764 and 207,182 shares).........................................      (399,439)     (2,183,158)
    Class B (7,280 and 25,031 shares)...........................................       (75,813)       (260,690)
    Class C (2,299 and 5,599 shares)............................................       (24,000)        (58,479)
    Class E (159,573 and 506,507 shares)........................................    (1,693,403)     (5,336,737)
    Class H (2,900 and 5,981 shares)............................................       (30,576)        (63,038)
                                                                                  -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS...................       646,744      (3,209,545)
                                                                                  -------------   -------------
TOTAL DECREASE IN NET ASSETS....................................................      (984,033)     (1,770,099)
NET ASSETS:
  Beginning of period...........................................................    48,262,693      50,032,792
                                                                                  -------------   -------------
  End of period ((includes undistributed (excess distribution over) net
    investment income of $(16,313) and $2,626, respectively))...................  $ 47,278,660    $ 48,262,693
                                                                                  -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX FREE PORTFOLIOS, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Tax Free Portfolios, Inc. is an open-end management investment company which currently is comprised of two separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, (the Funds) are diversified portfolios each of which has different investment objectives and its own investment portfolio and net asset value. The investment objective of National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio. The investment objective of Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio.

   The Minnesota Portfolio concentrates it's investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The fund offers Class A, Class B, Class C, Class E and Class H shares. The fund began to issue class shares effective November 14, 1994. Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the fund are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, the portfolios amortize long-term bond premium and original issue discount.

   For the six-month period ended March 31, 1999, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $28,194,778 and $25,058,514 for National Portfolio; and $8,163,900 and $8,996,817 for Minnesota Portfolio, respectively.

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes primarily because of wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTION: The portfolios declare income distributions daily to be paid on the last business day of each month. The portfolios will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the portfolio at net asset value on the payable date or paid in cash five business days after month end without any charge to the shareholder.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   FUTURES TRANSATIONS: The portfolios may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Tax-Free National Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments (see Notes to the Schedule of Investments).

FORTIS TAX FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------
   Investment in financial futures require the portfolios to mark to market on a daily basis, which reflects the change in the market value of the contract at the close of each days trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gain or losses. When the contracts are closed, the portfolios recognize a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of March 31, 1999, and their related unrealized market appreciation are set forth in the Notes to the Schedule of Investments.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. (Advisers), is the investment adviser for the funds. At the special shareholders' meeting of January 29, 1998, shareholders of the Minnesota Portfolio approved an amended Investment Advisory and Management Agreement between the Portfolio and Fortis Advisers, Inc. Under the approved amended agreement, the investment advisory fee payable by the Minnesota Portfolio is computed at an annual rate of .72% of the first $50 million in average daily net assets and .70% of average daily net assets in excess of $50 million and are based on the average net assets of the Minnesota Portfolio. Prior to January 29, 1998, investment advisory fees paid by the Minnesota Portfolio were computed at an annual rate of .80% of the first $50 million in average daily net assets, .70% of the next $50 million in average daily net assets and .625% of average daily net assets in excess of $100 million and was based upon the aggregate average net assets of the National and Minnesota Portfolios combined, then allocated to the Minnesota Portfolio based upon proportionate net assets. The National Portfolio's investment advisory fees are computed at an annual rate of .80% of the first $50 million in average daily net assets, and .70% of average daily net assets in excess of $50 million, and are based upon the average net assets of the portfolio alone.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating:

                                Class A  Class B  Class C  Class E  Class H
---------------------------------------------------------------------------
National Portfolio............  $17,926  $6,006   $   69   $10,826  $4,893
Minnesota Portfolio...........  $18,804  $  231       --   $16,355  $  699

   Legal fees and expenses aggregating $1,296 and $598 for the National and Minnesota Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

3. FUNDAMENTAL CHANGES: At the special shareholder's meeting of January 29,1998, shareholders of the National and Minnesota Portfolios approved an amendment to the Fundamental policy of investing in commodities to allow the portfolios to invest in forms of financial contracts and instruments such as futures contracts, which may be deemed, for regulatory purposes, to be "commodities", but the portfolios may not purchase or sell physical commodities (such as agricultural products).

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios was as follows:

                                                                    Class E
                                --------------------------------------------------------------------------------
                                                                                        Three-Month       Year
                                                                                        Period Ended     Ended
                                              Year Ended September 30,                 September 30,    June 30,
                                ----------------------------------------------------   --------------   --------
NATIONAL PORTFOLIO               1999**      1998       1997       1996       1995          1994          1994
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $  11.38   $  11.07   $  10.76   $  10.72   $  10.38   $       10.46    $ 11.13
                                --------   --------   --------   --------   --------   --------------   --------
Operations:
  Investment income - net.....       .24        .52        .55        .56        .58             .15        .60
  Net realized and unrealized
    gains (losses) on
    investments...............      (.19)       .34        .31        .04        .36            (.09)      (.64)
                                --------   --------   --------   --------   --------   --------------   --------
Total from operations.........       .05        .86        .86        .60        .94             .06       (.04)
                                --------   --------   --------   --------   --------   --------------   --------
Distributions to shareholders:
  From investment income -
    net.......................      (.25)      (.51)      (.55)      (.56)      (.59)           (.14)      (.59)
  From net realized gains.....      (.12)      (.04)        --         --       (.01)             --       (.04)
                                --------   --------   --------   --------   --------   --------------   --------
Total distributions to
 shareholders.................      (.37)      (.55)      (.55)      (.56)      (.60)           (.14)      (.63)
                                --------   --------   --------   --------   --------   --------------   --------
Net asset value, end of
 period.......................  $  11.06   $  11.38   $  11.07   $  10.76   $  10.72   $       10.38    $ 10.46
                                --------   --------   --------   --------   --------   --------------   --------
Total return @................       .41%      7.97%      8.19%      5.69%      9.30%            .59%      (.49%)
Net assets end of period (000s
  omitted)....................  $ 54,096   $ 56,959   $ 59,727   $ 65,237   $ 70,531   $      74,877    $76,746
Ratio of expenses to average
  daily net assets............       .94%*      .98%       .95%       .93%      1.03%            .87%*      .87%
Ratio of net investment income
  to average daily net
  assets......................      4.48%*     4.65%      5.03%      5.19%      5.54%           5.74%*     5.38%
Portfolio turnover rate.......        35%        74%        71%        52%        35%             17%        25%

                                                  Class A                                        Class B
                                --------------------------------------------   --------------------------------------------
                                          Year Ended September 30,                       Year Ended September 30,
                                --------------------------------------------   --------------------------------------------
NATIONAL PORTFOLIO               1999**    1998     1997     1996     1995+     1999**    1998     1997     1996     1995+
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 11.37   $ 11.06  $ 10.75  $ 10.71  $  9.79   $ 11.36   $ 11.05  $ 10.74  $ 10.70  $  9.79
                                --------  -------  -------  -------  -------   --------  -------  -------  -------  -------
Operations:
  Investment income - net.....      .21       .50      .53      .53      .49       .17       .42      .44      .45      .42
  Net realized and unrealized
    gains (losses) on
    investments...............     (.19)      .34      .31      .04      .94      (.19)      .34      .31      .04      .93
                                --------  -------  -------  -------  -------   --------  -------  -------  -------  -------
Total from operations.........      .02       .84      .84      .57     1.43      (.02)      .76      .75      .49     1.35
                                --------  -------  -------  -------  -------   --------  -------  -------  -------  -------
Distributions to shareholders:
  From investment income -
    net.......................     (.23)     (.49)    (.53)    (.53)    (.50)     (.19)     (.41)    (.44)    (.45)    (.43)
  From net realized gains.....     (.12)     (.04)      --       --     (.01)     (.12)     (.04)      --       --     (.01)
                                --------  -------  -------  -------  -------   --------  -------  -------  -------  -------
Total distributions to
 shareholders.................     (.35)     (.53)    (.53)    (.53)    (.51)     (.31)     (.45)    (.44)    (.45)    (.44)
                                --------  -------  -------  -------  -------   --------  -------  -------  -------  -------
Net asset value, end of
 period.......................  $ 11.04   $ 11.37  $ 11.06  $ 10.75  $ 10.71   $ 11.03   $ 11.36  $ 11.05  $ 10.74  $ 10.70
                                --------  -------  -------  -------  -------   --------  -------  -------  -------  -------
Total return @................      .21%     7.75%    7.96%    5.46%   14.80%     (.16%)    6.95%    7.14%    4.65%   13.96%
Net assets end of period (000s
  omitted)....................  $ 8,446   $ 8,308  $ 7,263  $ 6,239  $ 1,807   $ 1,970   $ 1,493  $ 1,287  $   997  $   668
Ratio of expenses to average
  daily net assets............     1.19%*    1.23%    1.20%    1.18%    1.28%*    1.94%*    1.98%    1.95%    1.93%    2.03%*
Ratio of net investment income
  to average daily net
  assets......................     4.23%*    4.40%    4.78%    4.97%    5.03%*    3.48%*    3.65%    4.02%    4.20%    4.04%*
Portfolio turnover rate.......       35%       74%      71%      52%      35%       35%       74%      71%      52%      35%

*      Annualized.
**     For the six-month period ended March 31,1999.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gain distributions, without adjustment for sales charge.

FORTIS TAX FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                      Class C
                                ----------------------------------------------------
                                              Year Ended September 30,
                                ----------------------------------------------------
NATIONAL PORTFOLIO               1999**      1998       1997       1996      1995+
------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 11.34    $  11.04   $  10.74   $  10.70   $   9.79
                                --------   --------   --------   --------   --------
Operations:
  Investment income - net.....      .18         .41        .43        .45        .43
  Net realized and unrealized
    gains (losses) on
    investments...............     (.19)        .34        .31        .04        .92
                                --------   --------   --------   --------   --------
Total from operations.........     (.01)        .75        .74        .49       1.35
                                --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income -
    net.......................     (.19)       (.41)      (.44)      (.45)      (.43)
  From net realized gains.....     (.12)       (.04)        --         --       (.01)
                                --------   --------   --------   --------   --------
Total distributions to
 shareholders.................     (.31)       (.45)      (.44)      (.45)      (.44)
                                --------   --------   --------   --------   --------
Net asset value, end of
 period.......................  $ 11.02    $  11.34   $  11.04   $  10.74   $  10.70
                                --------   --------   --------   --------   --------
Total return @................     (.08%)      6.86%      7.04%      4.65%     13.95%
Net assets end of period (000s
  omitted)....................  $   493    $    493   $    584   $    223   $    106
Ratio of expenses to average
  daily net assets............     1.94%*      1.98%      1.95%      1.93%      2.03%*
Ratio of net investment income
  to average daily net
  assets......................     3.48%*      3.65%      4.05%      4.20%      4.14%*
Portfolio turnover rate.......       35%         74%        71%        52%        35%

                                                      Class H
                                ----------------------------------------------------
                                              Year Ended September 30,
                                ----------------------------------------------------
NATIONAL PORTFOLIO               1999**      1998       1997       1996      1995+
------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 11.35    $  11.06   $  10.75   $  10.71   $   9.79
                                --------   --------   --------   --------   --------
Operations:
  Investment income - net.....      .18         .40        .44        .45        .43
  Net realized and unrealized
    gains (losses) on
    investments...............     (.19)        .34        .31        .04        .93
                                --------   --------   --------   --------   --------
Total from operations.........     (.01)        .74        .75        .49       1.36
                                --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income -
    net.......................     (.19)       (.41)      (.44)      (.45)      (.43)
  From net realized gains.....     (.12)       (.04)        --         --       (.01)
                                --------   --------   --------   --------   --------
Total distributions to
 shareholders.................     (.31)       (.45)      (.44)      (.45)      (.44)
                                --------   --------   --------   --------   --------
Net asset value, end of
 period.......................  $ 11.03    $  11.35   $  11.06   $  10.75   $  10.71
                                --------   --------   --------   --------   --------
Total return @................     (.07%)      6.76%      7.13%      4.64%     14.06%
Net assets end of period (000s
  omitted)....................  $ 7,030    $  6,099   $  5,111   $  4,015   $  1,757
Ratio of expenses to average
  daily net assets............     1.94%*      1.98%      1.95%      1.93%      2.03%*
Ratio of net investment income
  to average daily net
  assets......................     3.48%*      3.65%      4.03%      4.20%      4.24%*
Portfolio turnover rate.......       35%         74%        71%        52%        35%

*      Annualized.
**     For the six-month period ended March 31,1999.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gain distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                    Class E
                                --------------------------------------------------------------------------------
                                                                                        Three-Month       Year
                                                                                        Period Ended     Ended
                                              Year Ended September 30,                 September 30,    June 30,
                                ----------------------------------------------------   --------------   --------
MINNESOTA PORTFOLIO              1999**      1998       1997       1996       1995          1994          1994
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $  10.77   $  10.46   $  10.28   $  10.32   $  10.08   $       10.15    $ 10.65
                                --------   --------   --------   --------   --------   --------------   --------
Operations:
  Investment income - net.....       .25        .52        .53        .55        .57             .15        .59
  Net realized and unrealized
    gains (losses) on
    investments...............      (.19)       .32        .18       (.04)       .24            (.08)      (.51)
                                --------   --------   --------   --------   --------   --------------   --------
Total from operations.........       .06        .84        .71        .51        .81             .07        .08
                                --------   --------   --------   --------   --------   --------------   --------
Distributions to shareholders:
  From investment income -
    net.......................      (.25)      (.52)      (.53)      (.55)      (.57)           (.14)      (.58)
  From net realized gains.....      (.17)      (.01)        --         --         --              --         --
                                --------   --------   --------   --------   --------   --------------   --------
Total distributions to
 shareholders.................      (.42)      (.53)      (.53)      (.55)      (.57)           (.14)      (.58)
                                --------   --------   --------   --------   --------   --------------   --------
Net asset value, end of
 period.......................  $  10.41   $  10.77   $  10.46   $  10.28   $  10.32   $       10.08    $ 10.15
                                --------   --------   --------   --------   --------   --------------   --------
Total return @................       .58%      8.25%      7.10%      5.01%      8.35%            .72%       .64%
Net assets end of period (000s
  omitted)....................  $ 40,710   $ 42,170   $ 43,584   $ 49,262   $ 52,603   $      54,560    $54,854
Ratio of expenses to average
  daily net assets............       .86%*      .91%       .96%       .93%       .98%            .85%*      .85%
Ratio of net investment income
  to average daily net
  assets......................      4.65%*     4.94%      5.14%      5.34%      5.60%           5.69%*     5.51%
Portfolio turnover rate.......        17%        55%        61%        41%        27%              8%        11%

                                                    Class A                                          Class B
                                ------------------------------------------------   --------------------------------------------
                                            Year Ended September 30,                         Year Ended September 30,
                                ------------------------------------------------   --------------------------------------------
MINNESOTA PORTFOLIO              1999**     1998      1997      1996     1995+      1999**    1998     1997     1996     1995+
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 10.74   $  10.43  $  10.26  $  10.30  $   9.55   $ 10.73   $ 10.42  $ 10.24  $ 10.27  $  9.55
                                --------  --------  --------  --------  --------   --------  -------  -------  -------  -------
Operations:
  Investment income - net.....      .24        .49       .50       .52       .48       .20       .41      .42      .45      .41
  Net realized and unrealized
    gains (losses) on
    investments...............     (.19)       .32       .18      (.04)      .76      (.19)      .32      .18     (.04)     .73
                                --------  --------  --------  --------  --------   --------  -------  -------  -------  -------
Total from operations.........      .05        .81       .68       .48      1.24       .01       .73      .60      .41     1.14
                                --------  --------  --------  --------  --------   --------  -------  -------  -------  -------
Distributions to shareholders:
  From investment income -
    net.......................     (.24)      (.49)     (.51)     (.52)     (.49)     (.20)     (.41)    (.42)    (.44)    (.42)
  From net realized gains.....     (.17)      (.01)       --        --        --      (.17)     (.01)      --       --       --
                                --------  --------  --------  --------  --------   --------  -------  -------  -------  -------
Total distributions to
 shareholders.................     (.41)      (.50)     (.51)     (.52)     (.49)     (.37)     (.42)    (.42)    (.44)    (.42)
                                --------  --------  --------  --------  --------   --------  -------  -------  -------  -------
Net asset value, end of
 period.......................  $ 10.38   $  10.74  $  10.43  $  10.26  $  10.30   $ 10.37   $ 10.73  $ 10.42  $ 10.24  $ 10.27
                                --------  --------  --------  --------  --------   --------  -------  -------  -------  -------
Total return @................      .47%      8.13%     6.66%     4.78%    13.15%      .07%     7.18%    6.01%    4.04%   12.10%
Net assets end of period (000s
  omitted)....................  $ 3,474   $  3,170  $  3,689  $  1,822  $    884   $ 1,259   $ 1,271  $ 1,301  $ 1,109  $   180
Ratio of expenses to average
  daily net assets............     1.11%*     1.16%     1.21%     1.18%     1.23%*    1.86%*    1.91%    1.96%    1.93%    1.98%*
Ratio of net investment income
  to average daily net
  assets......................     4.40%*     4.69%     4.89%     5.07%     5.10%*    3.65%*    3.94%    4.14%    4.34%    4.37%*
Portfolio turnover rate.......       17%        55%       61%       41%       27%       17%       55%      61%      41%      27%

*      Annualized.
**     For the six-month period ended March 31, 1999.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS TAX FREE PORTFOLIOS, INC.

(Unaudited)

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                    Class C
                                ------------------------------------------------
                                            Year Ended September 30,
                                ------------------------------------------------
MINNESOTA PORTFOLIO              1999**     1998      1997      1996      1995+
--------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 10.73    $ 10.44   $ 10.26   $ 10.30   $  9.55
                                --------   -------   -------   -------   -------
Operations:
  Investment income - net.....      .23        .39       .42       .44       .42
  Net realized and unrealized
    gains (losses) on
    investments...............     (.19)       .32       .18      (.04)      .75
                                --------   -------   -------   -------   -------
Total from operations.........      .04        .71       .60       .40      1.17
                                --------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income -
    net.......................     (.20)      (.41)     (.42)     (.44)     (.42)
  From net realized gains.....     (.17)      (.01)       --        --        --
                                --------   -------   -------   -------   -------
Total distributions to
 shareholders.................     (.37)      (.42)     (.42)     (.44)     (.42)
                                --------   -------   -------   -------   -------
Net asset value, end of
 period.......................  $ 10.40    $ 10.73   $ 10.44   $ 10.26   $ 10.30
                                --------   -------   -------   -------   -------
Total return @................      .35%      6.97%     6.00%     4.00%    12.31%
Net assets end of period (000s
  omitted)....................  $   222    $   194   $   232   $   210   $   143
Ratio of expenses to average
  daily net assets............     1.86%*     1.91%     1.96%     1.93%     1.98%*
Ratio of net investment income
  to average daily net
  assets......................     3.66%*     3.94%     4.14%     4.31%     4.28%*
Portfolio turnover rate.......       17%        55%       61%       41%       27%

                                                      Class H
                                ----------------------------------------------------
                                              Year Ended September 30,
                                ----------------------------------------------------
MINNESOTA PORTFOLIO              1999**      1998       1997       1996      1995+
------------------------------------------------------------------------------------
Net asset value, beginning of
  period......................  $ 10.76    $  10.44   $  10.26   $  10.30   $   9.55
                                --------   --------   --------   --------   --------
Operations:
  Investment income - net.....      .20         .42        .42        .44        .41
  Net realized and unrealized
    gains (losses) on
    investments...............     (.19)        .32        .18       (.04)       .76
                                --------   --------   --------   --------   --------
Total from operations.........      .01         .74        .60        .40       1.17
                                --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income -
    net.......................     (.20)       (.41)      (.42)      (.44)      (.42)
  From net realized gains.....     (.17)       (.01)        --         --         --
                                --------   --------   --------   --------   --------
Total distributions to
 shareholders.................     (.37)       (.42)      (.42)      (.44)      (.42)
                                --------   --------   --------   --------   --------
Net asset value, end of
 period.......................  $ 10.40    $  10.76   $  10.44   $  10.26   $  10.30
                                --------   --------   --------   --------   --------
Total return @................      .07%       7.26%      6.00%      3.93%     12.42%
Net assets end of period (000s
  omitted)....................  $ 1,613    $  1,458   $  1,227   $  1,061   $    638
Ratio of expenses to average
  daily net assets............     1.86%*      1.91%      1.96%      1.93%      1.98%*
Ratio of net investment income
  to average daily net
  assets......................     3.65%*      3.94%      4.14%      4.33%      4.29%*
Portfolio turnover rate.......       17%         55%        61%        41%        27%

*      Annualized.
**     For the six-month period ended March 31, 1999.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                       Empower Variable            DIVERSIFIED INCOME
                       Annuity                     SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-


--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter;
member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      Bulk Rate
St. Paul, MN 55164                                                U.S. Postage
                                                                     PAID
                                                                 Permit No. 3794
FORTIS TAX-FREE PORTFOLIOS                                       Minneapolis, MN
                                                                 ---------------


[LOGO] Printed on recycled paper with
       40% preconsumer waste and 10%
       post consumer waste. Please recycle.

The Fortis logo and Fortis-SM- are servicemarks of Fortis AMEV and Fortis AG.

95380-C- Fortis 5/99